INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment property [abstract]
Additions from acquisitions and business combinations, investment property	$ 12,500	$ 21,400
Dispositions	4,258	4,430
Rental income from investment property	6,600	6,200
Direct operating expense from investment property	$ 4,800	$ 2,900